Related party transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related party transactions
18.	Related party transactions:
During the years ended December 31, 2019, 2018 and 2017, the Company incurred expenses for consulting services provided by a company owned by one of the officers of the Company. The amounts charged were recorded at their exchange amounts and were subject to normal trade terms. The Company incurred expenses of $258 for the year ended December 31, 2019 for services provided by the consulting company relating to general corporate matters (2018 - $226; 2017 - $193). Included in accounts payable and accrued liabilities at December 31, 2019 was $28 owing to the consulting company (December 31, 2018 - $198).